Salaries and other employee expenses - Schedule of restricted stock units granted to certain executives (Details) - Restricted Stocks	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Aggregate intrinsic value, outstanding | $	$ 231
Aggregate intrinsic value, expected to vest | $	$ 231
Key management personnel of entity or parent
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares, outstanding at beginning (in shares) | shares	81,343	42,178	25,162
Granted (in shares) | shares	75,796	51,829	23,743
Forfeited (in usd per share) | shares	(1,311)
Vested (in shares) | shares	(48,299)	(12,664)	(6,727)
Number of shares, outstanding at end (in shares) | shares	107,529	81,343	42,178
Expected to vest (in shares) | shares	107,529
Weighted average grand date fair value, outstanding at beginning (in usd per share) | $ / shares	$ 17.94	$ 19.27	$ 24.86
Granted (in usd per share) | $ / shares	13.33	17.41	14.95
Forfeited (in usd per share) | $ / shares	14.51
Vested (in usd per share) | $ / shares	17.35	20.24	24.91
Weighted average grand date fair value, outstanding at end (in usd per share) | $ / shares	14.99	$ 17.94	$ 19.27
Weighted average grand date fair value, expected to vest | $ / shares	$ 17.94
Weighted average remaining contractual term, outstanding	2 years 6 months 21 days
Weighted average remaining contractual term, expected to vest	2 years 6 months 21 days